Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Tax Charge in Income Statement

	€ million	€ million	€ million
Tax charge in income statement	2020	2019	2018
Current tax
Current year	(2,128)	(2,098)	(2,647)
Over/(under) provided in prior years	(154)	119	(10)

	(2,282)	(1,979)	(2,657)

Deferred tax
Origination and reversal of temporary differences	344	(255)	5
Changes in tax rates	(19)	(59)	(12)
Recognition of previously unrecognised losses brought forward	34	30	92

	359	(284)	85

	(1,923)	(2,263)	(2,572)

Summary of Reconciliation of Effective Tax Rate
The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2020	% 2019	% 2018
Computed rate of tax (a)	23	24	25
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(2)	(3)
Withholding tax on dividends	2	3	2
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	(1)	—	1
Transfer to/(from) unrecognised deferred tax assets	—	(2)	—
Others	(1)	1	(1)

Underlying effective tax rate	23	26	26
Non-underlying items within operating profit (b)	—	—	(1)
Taxes related to the UK tax audit of intangible income and centralised services (b)	1	—	—
Impact of Spreads disposal (b)	—	—	(4)
Taxes related to the reorganisation of our European business (b)	1	2	—

Effective tax rate	25	28	21

(a)
The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.

(b)	See note 3 for explanation of non-underlying items.

Summary of Movements in Deferred Tax Asset (Liability)

Movements in 2020 and 2019	€ million As at 1 January 2020	€ million Income statement	€ million Other	€ million As at 31 December 2020	€ million As at 1 January 2019	€ million Income statement	€ million Other	€ million As at 31 December 2019
Pensions and similar obligations	272	(97)	(95)	80	404	(81)	(51)	272
Provisions and accruals	756	38	(96)	698	821	(73)	8	756
Goodwill and intangible assets	(2,096)	23	(661)	(2,734)	(1,911)	(31)	(154)	(2,096)
Accelerated tax depreciation	(685)	9	35	(641)	(679)	12	(18)	(685)
Tax losses	184	32	(26)	190	130	63	(9)	184
Fair value gains	(50)	12	(14)	(52)	155	(200)	(5)	(50)
Fair value losses	15	(6)	36	45	22	(2)	(5)	15
Share-based payments	156	(30)	20	146	175	(39)	20	156
Lease liability	319	9	(34)	294	428	(113)	4	319
Right of use asset	(269)	(4)	29	(244)	(370)	107	(6)	(269)
Other (a)	161	373	(8)	526	77	73	11	161

	(1,237)	359	(814)	(1,692)	(748)	(284)	(205)	(1,237)

(a)
The deferred tax - other includes the recognition of an asset of €345 million relating to the impact of the expected outcome of the Mutual Agreement Procedure which Unilever applied for following the conclusion of the UK tax audit for the tax years 2011-2018.

Summary of Deferred Tax Assets and Liabilities

	€ million	€ million	€ million	€ million	€ million	€ million
	Assets	Assets	Liabilities	Liabilities	Total	Total
Movements in 2020 and 2019	2020	2019	2020	2019	2020	2019
Pensions and similar obligations	404	402	(324)	(130)	80	272
Provisions and accruals	408	495	290	261	698	756
Goodwill and intangible assets	330	248	(3,064)	(2,344)	(2,734)	(2,096)
Accelerated tax depreciation	(37)	(67)	(604)	(618)	(641)	(685)
Tax losses	161	153	29	31	190	184
Fair value gains	(1)	(14)	(51)	(36)	(52)	(50)
Fair value losses	27	—	18	15	45	15
Share-based payments	26	31	120	125	146	156
Lease liability	157	170	137	149	294	319
Right of use asset	(128)	(142)	(116)	(127)	(244)	(269)
Other	127	60	399	101	526	161

	1,474	1,336	(3,166)	(2,573)	(1,692)	(1,237)

Of which deferred tax to be recovered/(settled) after more than 12 months	1,230	1,030	(3,311)	(2,681)	(2,081)	(1,651)

Summary of Tax Effects of Components of Other Comprehensive Income	Tax effects directly recognised in equity or other comprehensive income were as follows:

		€ million		€ million	€ million
	€ million	Tax	€ million		Tax	€ million
	Before	(charge)/	After	Before	(charge)/	After
	tax	credit	tax	tax	credit	tax
Movements in 2020 and 2019	2020	2020	2020	2019	2019	2019
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	77	1	78	35	(6)	29
Cash flow hedges	87	(27)	60	198	(22)	176
Remeasurements of defined benefit pension plans	250	(35)	215	381	(28)	353
Currency retranslation gains/(losses)	(2,646)	56	(2,590)	6	(21)	(15)

	(2,232)	(5)	(2,237)	620	(77)	543